Business and Basis of Presentation	6 Months Ended
Jun. 30, 2015
Business and Basis of Presentation

1.	Business and Basis of Presentation

Capitalized terms and abbreviations appearing in the unaudited combined notes to condensed consolidated financial statements are defined in the glossary. Dollars are in millions, except per share data, unless otherwise noted.

Business – Spinoff from PPL and formation of Talen Energy Corporation

Talen Energy Corporation, through its principal subsidiary Talen Energy Supply, is a competitive energy and power generation company primarily engaged in the production and sale of electricity, capacity and related products. Talen Energy is headquartered in Allentown, Pennsylvania and owns and operates a portfolio of generation assets principally located in PJM and ERCOT.

In June 2014, PPL and Talen Energy Supply executed definitive agreements with the Riverstone Holders to combine their competitive power generation businesses into a new, stand-alone, publicly traded company named Talen Energy Corporation. On June 1, 2015, PPL completed the spinoff to PPL shareowners of a newly formed entity, Talen Energy Holdings, Inc. (Holdco), which at such time owned all of the membership interests of Talen Energy Supply and all of the common stock of Talen Energy. Immediately following the spinoff, Holdco merged with a special purpose subsidiary of Talen Energy, with Holdco continuing as the surviving company to the merger and as a wholly owned subsidiary of Talen Energy and the sole owner of Talen Energy Supply. PPL does not have an ownership interest in Talen Energy after completion of the spinoff. Substantially contemporaneous with the spinoff and merger, RJS Power was contributed by the Riverstone Holders to become a subsidiary of Talen Energy Supply (referred to as the “combination” or the “acquisition”). Subsequent to the acquisition, RJS Power was merged into Talen Energy Supply. Talen Energy has treated the combination with RJS Power as an acquisition, with Talen Energy Supply considered the accounting acquirer in accordance with business combination accounting guidance. See Note 7 for additional information on the acquisition.

See Note 4 for information on Talen Energy’s common shares issued as a result of the formation of Talen Energy. See Note 6 for information on a new syndicated secured credit facility entered into on the spinoff date that replaced Talen Energy Supply’s previously outstanding unsecured syndicated credit facility and for the number of shares of preferred stock that Talen Energy is authorized to issue.

Following the announcement of the transaction to form Talen Energy, efforts were initiated to identify the appropriate staffing for Talen Energy following completion of the spinoff. Organizational plans were substantially completed in 2014. The new organizational plans identified the need to resize and restructure the Talen Energy organization and as a result, in 2014, estimated charges for employee separation benefits were recorded. See Note 4 to the audited consolidated financial statements of Talen Energy Supply included elsewhere in this prospectus for additional information. The separation benefits include cash severance compensation, lump sum COBRA reimbursement payments and outplacement services. Most separations and payment of separation benefits are expected to be completed by the end of 2015. At June 30, 2015 and December 31, 2014, the recorded liabilities related to the separation benefits were $2 million and $9 million, which are included in “Other current liabilities” on the Balance Sheets.

In connection with the spinoff transaction, additional employee-related costs were incurred by Talen Energy, which primarily related to accelerated stock-based compensation and pro-rated performance-based cash incentive and stock-based compensation awards previously issued under PPL stock incentive programs, primarily for Talen Energy Supply employees and for PPL employees who became Talen Energy Supply employees in connection with the transaction. These costs were recognized at the closing of the spinoff. During the six months ended June 30, 2015, Talen Energy Supply recorded $25 million related to these accelerated stock-based compensation and pro-rated stock-based compensation awards. As the vesting for all Talen Energy Supply employees was accelerated and all remaining unrecognized compensation expense accelerated concurrently with the spinoff, Talen Energy does not expect to recognize future compensation costs for equity awards from PPL stock incentive programs held by Talen Energy Supply employees. See Note 8 for additional information on stock-based compensation.

In addition, during the six months ended June 30, 2015, Talen Energy incurred $10 million of restructuring costs related to the spinoff transaction which are recorded in “Other operation and maintenance” on the Statements of Income.

Prior to completion of the spinoff, Talen Energy Supply’s financial statements included certain transactions with affiliates of PPL, which were disclosed as related party transactions. After June 1, 2015, all transactions with PPL or its affiliates are no longer related party transactions. See Note 11 for additional information on related party transactions.

Also, prior to the spinoff, the income tax provision for Talen Energy Supply was calculated in accordance with an intercompany tax sharing agreement with PPL, which provided that taxable income be calculated as if Talen Energy Supply, and any of PPL’s other domestic subsidiaries, each filed a separate return. Tax benefits were not shared between companies. The PPL entity that generated a tax benefit was the entity that was entitled to the tax benefit. Talen Energy has implemented a similar intercompany tax sharing agreement with Talen Energy filing a consolidated federal income tax return. The effect of Talen Energy filing a consolidated tax return is taken into account in the settlement of current taxes and the recognition of deferred taxes.

Following the spinoff, certain services, including information technology, financial and accounting, human resource and other specified services are provided by PPL on a transition basis pursuant to the TSA. The TSA with PPL is for a period of up to two years from the date of the spinoff. For the six months ended June 30, 2015, the costs incurred for these services were not significant. See Note 11 for information on the TSA with Topaz Power Management, LP.

U.S. GAAP requires that a long-lived asset (or asset group) be tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Similarly, a goodwill impairment test is performed annually or more frequently if events or changes in circumstances indicate that the carrying amount of a reporting unit may be greater than its fair value. Due to the impairment of its investment in PPL Energy Supply recorded by PPL (Talen Energy’s former parent) at the time of the spinoff, coupled with, and, primarily driven by, Talen Energy’s stock price at the spinoff date, management has concluded that these factors could be potential indicators of impairment with respect to certain long-lived assets and goodwill. After considering additional information, Talen Energy determined that the undiscounted cash flows for potentially affected long-lived assets would not be directly impacted by these factors and therefore concluded that the undiscounted cash flows continued to exceed the carrying value and no further testing of long-lived assets was necessary. Management also performed an interim goodwill impairment assessment as of June 1, 2015, the spinoff and acquisition date. The goodwill impairment analysis is a two-step process. The first step, used to identify potential impairment, is a comparison of the reporting unit’s estimated fair value to its carrying value, including goodwill. If the fair value of the reporting unit exceeds its carrying value, applicable goodwill is not considered to be impaired. If the carrying value exceeds the fair value, there is an indication of impairment and the second step is performed to measure the amount of the impairment. The second step requires a company to calculate an implied fair value of goodwill based on a hypothetical purchase price allocation. The East reporting unit, which is equivalent to the East segment, failed step one. While the step two analysis is currently in process, management’s current estimate is that no goodwill impairment charge is required to be recorded at June 30, 2015. There was $72 million of goodwill recorded on the balance sheet at spinoff and an additional $398 million was recorded on June 1, 2015 based on the provisional purchase price allocation for the RJS Power acquisition. Talen Energy expects to finalize the purchase price allocation by the end of 2015 and intends to complete the goodwill impairment analysis in connection with the preparation of Talen Energy’s financial statements for the third quarter of 2015.

While Talen Energy believes the assumptions used in the interim impairment analysis are reasonable, the analysis is sensitive to adverse changes in the assumptions used in the valuations. In particular, changes in the projected cash flows, discount rates, the terminal year growth rate and market multiple assumptions and Talen Energy’s stock price expectations could produce significantly different results for the impairment analysis. Additionally, valuations for various assets and liabilities that need to be fair valued to complete the assessment will be completed during the third quarter which could result in a different determination of how much, if any, goodwill could be impaired. Changes in these assumptions and resulting valuations or further declines in Talen Energy’s stock price could result in future goodwill impairment charges. Management will continue to monitor any changes in circumstances for indicators of impairment.

In connection with the FERC approval of the combination of Talen Energy Supply with RJS Power, PPL, Talen Energy and RJS Power agreed that within twelve months following the closing of the transaction, Talen Energy will enter into an agreement to divest between 1,300 MW and 1,400 MW of assets in one of two groups of assets (both of which include the Sapphire facilities within PJM and the first of which also includes the Holtwood, Wallenpaupack and Crane facilities and the other of which includes the Ironwood facility) and to limit PJM energy market offers from assets it would retain in the other group to cost-based offers. The package chosen and the eventual sales price and timing of the dispositions will depend upon, among other factors, market conditions and the relative economic value of offers received. See Note 7 for information on the classification of Sapphire as discontinued operations.

Basis of Presentation

Talen Energy’s obligation to report under the Securities and Exchange Act of 1934, as amended, commenced on May 1, 2015, the date Talen Energy’s Registration Statement on Form S-1 was declared effective by the SEC. Talen Energy Supply is considered the accounting predecessor of Talen Energy, therefore, the financial information prior to June 1, 2015 presented in this prospectus for both registrants includes only legacy Talen Energy Supply information. From June 1, 2015, upon completion of the spinoff and acquisition, Talen Energy’s consolidated financial information also includes RJS. As such, Talen Energy’s consolidated financial information presented in this prospectus for the 2015 period represents six months of legacy Talen Energy Supply information consolidated with one month of RJS information from June 1, 2015, while the 2014 period represent only legacy Talen Energy Supply information.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X and, therefore, do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation in accordance with GAAP are reflected in the condensed consolidated financial statements. All adjustments are of a normal recurring nature, except as otherwise disclosed. The Balance Sheets at December 31, 2014 are derived from Talen Energy Supply’s 2014 audited Balance Sheet. The financial statements and notes thereto should be read in conjunction with the financial statements and notes contained in the audited consolidated financial statements of Talen Energy Supply included elsewhere in this prospectus. The results of operations for the six months ended June 30, 2015 are not necessarily indicative of the results to be expected for the full year ending December 31, 2015 or other future periods, because results for interim periods can be disproportionately influenced by various factors, developments and seasonal variations.

The classification of certain prior period amounts has been changed to conform to the presentation in the June 30, 2015 financial statements.

“Income (Loss) from Discontinued Operations (net of income taxes)” for the six months ended June 30, 2015 on the Statements of Income represents the activities of Sapphire, the assets and liabilities of which, at June 30, 2015, have been classified as “Assets of discontinued operations” and “Liabilities of discontinued operations” on the Balance Sheet, except for Sapphire’s heat rate call options, which may be retained, and therefore were not included in “Liabilities of discontinued operations” on the Balance Sheet. The Sapphire discontinued operations, discussed herein, excludes the heat rate call options. “Income (Loss) from Discontinued Operations (net of income taxes)” for the six months ended June 30, 2014 on the Statement of Income represents the activities of Talen Montana’s hydroelectric generating facilities sold in the fourth quarter of 2014. The Statements of Cash Flows do not separately report the cash flows of discontinued operations. See Note 7 for additional information.

Revenue Adjustment

During the six months ended June 30, 2015, Talen Energy recorded a $7 million decrease to “Retail energy” revenues on the Statements of Income. Prior to this date, Talen Energy billed and collected amounts from a third party that had a transmission operating agreement with Talen Energy’s former affiliate, PPL Electric. Such amounts should have been recognized as an affiliate payable, but were inadvertently recorded as revenue. The $4 million after-tax ($0.04 per share for Talen Energy) impact of correcting this overstatement of “Retail energy” revenues decreased “Income from Continuing Operations after Income Taxes” and “Net Income” during the six months ended June 30, 2015. The impact of the overstatement was not material to the previously-issued financial statements and the correction is not expected to be material to the full year results for 2015.